Channel Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)
CORPORATE BONDS — 89.83%
Principal
Amount Fair Value
Corporate Bonds - Domestic — 89.83%
Activision Blizzard, Inc., 3.40%, 9/15/2026 $ 232,000 $ 230,225
Ally Financial, Inc., Series B, 4.70%, 8/15/2169
(a)
250,000 247,336
American Airlines Pass Through Trust, Series 2016-1A, 4.10%, 1/15/2028 142,956 140,518
American Airlines Pass Through Trust, Series 2017-1A, 4.00%, 2/15/2029 221,719 215,128
American Airlines Pass Through Trust, Series 2016-2A, 3.65%, 12/15/2029 409,046 395,562
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y +
275bps)
(a)
250,000 261,696
APA Corp., 6.10%, 2/15/2035 150,000 154,382
Ares Capital Corp., 5.10%, 1/15/2031 200,000 197,476
Bank of America NA, 5.52%, 10/25/2035
(a)
200,000 205,257
Blue Owl Credit Income Corp., 6.65%, 3/15/2031 100,000 103,141
Edison International, 5.38%, 9/15/2069 (H15T5Y + 469.80bps)
(a)
200,000 199,742
Energy Transfer LP, 6.50%, 11/15/2167 (H15T5Y + 569.40bps)
(a)
300,000 301,939
First Horizon Bank, 5.75%, 5/1/2030 150,000 155,246
Genworth Holdings, Inc., 6.12%, 11/15/2036 (SOFRRATE+ 200.25bps)
(a)
750,000 632,839
GEO Group, Inc. (The), 10.25%, 4/15/2031 200,000 219,320
Hawaiian Airlines Pass Through Trust, Series 2013-1A, 3.90%, 1/15/2026 388,513 388,114
JetBlue Airways Pass Through Trust, Series 2020-1B, 7.75%, 11/15/2028 478,307 482,527
JPMorgan Chase & Co., 5.58%, 7/23/2036 (SOFRRATE + 163.50bps)
(a)
100,000 103,666
KeyBank NA, 3.90%, 4/13/2029 100,000 98,187
Occidental Petroleum Corp., 6.63%, 9/1/2030 300,000 322,485
Ovintiv, Inc., 6.25%, 7/15/2033 150,000 159,406
Paramount Global, 6.38%, 3/30/2062
(a)
300,000 280,819
Philip Morris International, Inc., 4.90%, 11/1/2034 100,000 100,929
Phillips 66 Co., 5.88%, 3/15/2056 (H15T5Y  + 228.30bps)
(a)
250,000 247,190
Sempra, 6.40%, 10/1/2054 (H15T5Y + 263.20bps)
(a)
250,000 254,312
Spirit Airlines Pass Through Trust, Series 2015-1A, 4.10%, 4/1/2028 280,481 269,698
Synovus Bank, 5.96%, 1/15/2036 150,000 151,135
Synovus Financial Corp., 6.17%, 11/1/2030 (TSFR3M + 800bps)
(a)
100,000 103,904
United Airlines Pass Through Trust, Series 2018-1B, 4.60%, 3/1/2026 119,610 119,793
Western Midstream Operating LP, 5.50%, 12/15/2035 150,000 149,565
TOTAL CORPORATE BONDS (Cost $6,598,887) 6,891,537
U.S. GOVERNMENT & AGENCIES — 4.52%
United States Treasury Note, 3.63% , 12/31/2030 150,000 149,314
United States Treasury Note, 4.00% , 11/15/2035 200,000 197,297
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $347,201) 346,611

Channel Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
MONEY MARKET FUNDS - 8.60% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Class I, 3.67%
(b)
660,049 $ 660,049
TOTAL MONEY MARKET FUNDS (Cost $660,049) 660,049
TOTAL INVESTMENTS — 102.95% (Cost $7,606,137) 7,898,197
Liabilities in Excess of Other Assets — (2.95)% (226,621)
NET ASSETS — 100.00% $ 7,671,576
(a) Variable rate security. The rate shown is the effective interest rate as of December 31, 2025. The benchmark on which the rate is calculated is shown parenthetically.
(b) Rate disclosed is the seven day effective yield as of December 31, 2025.